Investment Strategy - American Century ETF Trust	Jan. 01, 2026
Avantis All Equity Markets ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Avantis All Equity Markets ETF is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Avantis exchange-traded funds (ETFs) (collectively, the underlying funds). The underlying funds represent a broadly diversified basket of equity securities that seek to overweight securities that are expected to have higher returns or better risk characteristics than a passive, market-cap weighted index.
The following table indicates the fund’s target weight and range for allocation among the fund’s major asset classes and shows the underlying funds that comprise each asset class. This information is as of the date of this prospectus.

	Target Weight	Target Range
U.S. Equity	70%	63% to 77%
Avantis U.S. Equity ETF
Avantis U.S. Small Cap Equity ETF
Avantis U.S. Large Cap Value ETF
Avantis U.S. Small Cap Value ETF
Avantis U.S. Mid Cap Equity ETF
Avantis U.S. Mid Cap Value ETF

	Target Weight	Target Range
Non-U.S. Developed Markets	17%	10% to 24%
Avantis International Equity ETF
Avantis International Large Cap Value ETF
Avantis International Small Cap Equity ETF
Avantis International Small Cap Value ETF
Emerging Markets	10%	3% to 17%
Avantis Emerging Markets Equity ETF
Avantis Emerging Markets Value ETF
Avantis Emerging Markets Small Cap Equity ETF
Sector Equity	3%	1% to 6%
Avantis Real Estate ETF
Under normal market conditions, the fund will invest at least 80% of its assets in equity ETFs. The managers will strategically allocate to the underlying funds across geographies and investment styles to achieve the desired allocation. The U.S. vs. non-U.S. allocations across geographies will be predicated on each region’s relative market capitalization with a home bias toward the U.S. The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. To better balance risks in changing market environments and control costs and tax realizations, the portfolio managers may allocate within the target range in light of prevailing market conditions and relative performance. We reserve the right to modify the target ranges and underlying funds from time to time should circumstances warrant a change.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity ETFs.
Avantis All Equity Markets Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Avantis All Equity Markets Value ETF is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Avantis exchange-traded funds (ETFs) (collectively, the underlying funds). The underlying funds represent a broadly diversified basket of equity securities that seek to select or overweight securities that are expected to have higher returns or better risk characteristics than a passive, market-cap weighted index.
The following table indicates the fund’s target weight and range for allocation among the fund’s major asset classes and shows the underlying funds that comprise each asset class. This information is as of the date of this prospectus.

	Target Weight	Target Range
U.S. Equity	60%	50% to 70%
Avantis U.S. Large Cap Value ETF
Avantis U.S. Small Cap Value ETF
Avantis U.S. Mid Cap Value ETF
Non-U.S. Developed Markets	30%	20% to 40%
Avantis International Large Cap Value ETF
Avantis International Small Cap Value ETF

	Target Weight	Target Range
Emerging Markets	10%	5% to 20%
Avantis Emerging Markets Value ETF
Under normal market conditions, the fund will invest at least 80% of its assets in equity ETFs. The managers will allocate to the underlying funds across geographies and investment styles to achieve the desired allocation. The U.S. vs. non-U.S. allocations across geographies will be predicated on each region’s relative market capitalization within the total global equity market with emphasis in smaller capitalization companies relative to their market capitalization weights. The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. To better balance risks in changing market environments and control costs and tax realizations, the portfolio managers may reallocate within the target range when prevailing market conditions and relative performance of certain underlying strategies lead to deviations from the targets. We reserve the right to modify the target ranges and underlying funds from time to time should circumstances warrant a change.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity ETFs.
Avantis All International Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Avantis All International Markets Equity ETF is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Avantis exchange-traded funds (ETFs) (collectively, the underlying funds). The underlying funds represent a broadly diversified basket of equity securities that seek to select or overweight securities that are expected to have higher returns or better risk characteristics than a passive, market-cap weighted index.
The following table indicates the fund’s target weight and range for allocation among the fund’s major asset classes and shows the underlying funds that comprise each asset class. This information is as of the date of this prospectus.

	Target Weight	Target Range
Non-U.S. Developed Markets	70%	60% to 85%
Avantis International Equity ETF
Avantis International Large Cap Value ETF
Avantis International Small Cap Value ETF
Avantis International Small Cap Equity ETF

	Target Weight	Target Range
Emerging Markets	30%	15% to 40%
Avantis Emerging Markets Equity ETF
Avantis Emerging Markets Value ETF
Avantis Emerging Markets Small Cap Equity ETF
Under normal market conditions, the fund will invest at least 80% of its assets in equity ETFs. The managers will allocate to the underlying funds across geographies and investment styles to achieve the desired allocation. The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. To better balance risks in changing market environments and control costs and tax realizations, the portfolio managers may reallocate within the target range when prevailing market conditions and relative performance of certain underlying strategies lead to deviations from the targets. We reserve the right to modify the target ranges and underlying funds from time to time should circumstances warrant a change.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity ETFs.
Avantis All International Markets Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Avantis All International Markets Value ETF is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Avantis exchange-traded funds (ETFs) (collectively, the underlying funds). The underlying funds represent a broadly diversified basket of equity securities that seek to select or overweight securities that are expected to have higher returns or better risk characteristics than a passive, market-cap weighted index.
The following table indicates the fund’s target weight and range for allocation among the fund’s major asset classes and shows the underlying funds that comprise each asset class. This information is as of the date of this prospectus.

	Target Weight	Target Range
Non-U.S. Developed Markets	70%	65% to 85%
Avantis International Large Cap Value ETF
Avantis International Small Cap Value ETF
Emerging Markets	30%	15% to 40%
Avantis Emerging Markets Value ETF
Under normal market conditions, the fund will invest at least 80% of its assets in equity ETFs. The managers will allocate to the underlying funds across geographies and investment styles to achieve the desired allocation. The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. To better balance risks in changing market environments and control costs and tax realizations, the portfolio managers may reallocate within the target range when prevailing market conditions and relative performance of certain underlying strategies lead to deviations from the targets. We reserve the right to modify the target ranges and underlying funds from time to time should circumstances warrant a change.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity ETFs.
Avantis Core Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in investment grade quality debt obligations from a diverse group of U.S. and non-U.S. issuers.
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. Fixed income securities in which the fund may invest include corporate bonds and notes issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations—including supranational organizations. The fund may also invest in derivative instruments such as futures contracts or swap agreements, including credit default swaps, credit default swap indexes, and total return swaps.
The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable. The fund expects to maintain a weighted average duration within 2 years of the weighted average duration of its benchmark, the Bloomberg U.S. Aggregate Bond index, as calculated by the manager. Duration is used to assess the sensitivity of a security’s price to changes in interest rates.
The fund may engage in foreign currency transactions on a spot basis and may also use currency forward contracts to hedge exposure to foreign currencies. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment obligations. The fund may invest more than 25% of its total assets in U.S. Treasury, federal agencies and instrumentalities obligations.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Avantis Core Municipal Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal fixed income securities with interest payments exempt from federal income tax. A municipal fixed income security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession. Municipal securities include revenue bonds, general obligation bonds, municipal lease obligations, and industrial development bonds. The fund may use derivatives, such as futures contracts or swap agreements, to gain or limit exposures. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment basis.
The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal fixed income securities with interest payments exempt from federal income tax.
Avantis Credit ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in investment grade quality debt obligations from a diverse group of U.S. and non-U.S. issuers.
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers use factors such as industry sector, credit rating, duration, country, and currency to categorize fixed income securities into component groups. The portfolio managers then calculate the expected return of securities in each component group by using information embedded in current yields, as well as other valuation metrics. Finally, the portfolio managers weight securities with the goal of building a portfolio with enhanced expected return and the desired duration characteristics.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. Fixed income securities in which the fund may invest as part of its principal strategy are corporate bonds and notes issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations—including supranational organizations. The fund may also invest in the following derivative instruments as part of its principal strategy: currency forwards, interest rate futures, and swap agreements, including credit default swaps, credit default swap indexes, and total return swaps.
The fund’s assets will be invested primarily in debt securities of issuers located in developed countries world-wide (including the United States). In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable. However, the fund may also may invest a portion of its assets in high-yield securities. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. Generally, the fund expects to maintain a weighted average duration between 3 and 5 years.
The fund may engage in foreign currency transactions on a spot basis and may also use currency forward contracts to hedge exposure to foreign currencies. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment obligations. The fund may also invest in U.S. Treasury, federal agencies and instrumentalities obligations.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Avantis Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of companies related to emerging markets across market sectors, industry groups and countries. The fund may invest in companies of all market capitalizations.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of emerging markets companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries. The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in a subset of the emerging markets countries that comprise the MSCI Emerging Markets IMI Index. The countries comprising the index will change from time to time, but as of September 30, 2025, included: Brazil,
Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. To determine whether a company is related to an emerging market country, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the MSCI Emerging Markets IMI Index. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund also may invest in derivative instruments such as futures contracts, currency forwards, and swap agreements. For example, the fund may use futures on securities and U.S. indices to gain exposure to equities to manage cash flows. The fund may also engage in securities lending and invest its collateral in eligible securities.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries.
Avantis Emerging Markets ex-China Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of companies related to emerging markets, excluding those domiciled in China, across market sectors, industry groups and countries. The fund may invest in companies of all market capitalizations.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of emerging markets companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries, excluding those domiciled in China. The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in a subset of the emerging markets countries that comprise the MSCI Emerging Markets IMI Index, but with the exclusion of China. The countries comprising the index will change from time to time, but as of September 30, 2025, included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. To determine whether a company is related to an emerging market country, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the MSCI Emerging Markets IMI Index. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund may also engage in securities lending and invest its collateral in eligible securities.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries, excluding those domiciled in China.
Avantis Emerging Markets Small Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of small cap companies related to emerging markets across market sectors, industry groups and countries.
The fund seeks to invest in securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics.
In seeking to identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, tax, governance or cost considerations, among others.
When portfolio managers identify securities with the desired market capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of emerging market companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of small cap companies related to emerging market countries. The fund considers an emerging market country to be any country other than a developed country.
However, the fund generally intends to focus its investments in a subset of the emerging market countries that comprise the MSCI Emerging Markets Small Cap Index. The countries comprising the index will change from time to time, but as of September 30, 2025, included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. To determine whether a company is related to an emerging market country, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the MSCI Emerging Markets Small Cap Index. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund defines small capitalization companies as those with market capitalizations not greater than that of the largest company in the MSCI Emerging Markets Small Cap Index. Though market capitalizations will change from time to time, as of September 30, 2025, the market capitalization of the largest company in the MSCI Emerging Markets Small Cap Index was approximately $9.3 billion.
The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of small cap companies related to emerging market countries. The fund considers an emerging market country to be any country other than a developed country.
Avantis Emerging Markets Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of companies related to emerging markets across market sectors, industry groups and countries. The fund may invest in companies of all market capitalizations.
The fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the fund's investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of emerging markets companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries. The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in a subset of the emerging markets countries that comprise the MSCI Emerging Markets Value IMI Index. The countries comprising the index will change from time to time, but as of September 30, 2025, included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In determining which of these countries to invest in, the portfolio managers consider the costs and benefits of investing in a particular country, including the size of the market and liquidity. To determine whether a company is related to an emerging market country, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the MSCI Emerging Markets Value IMI Index. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries.
Avantis Inflation Focused Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. companies in market sectors and industry groups the portfolio managers expect to appreciate in value if the U.S. inflation rate rises or is believed to be rising. The fund seeks to focus its investments in those industries that historically have had, or are expected to have, better performance in periods of inflation, which as of the date of this prospectus include Financial Services, Petroleum and Natural Gas, Metal and non-Metallic Mining, Healthcare and Consumer Staples.
Within the industries correlated with inflation as described above, the fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired set of industries correlated with inflation.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities. The fund may invest in companies of all market capitalizations.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities.
Avantis International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of non-U.S. companies across countries, market sectors and industry groups. The fund may invest in companies of all market capitalizations.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of non-U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund also may invest in derivative instruments such as futures contracts, currency forwards, and swap agreements. For example, the fund may use futures on securities and U.S. indices to gain exposure to equities to manage cash flows. The fund may also engage in securities lending and invest its collateral in eligible securities.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities.
Avantis International Large Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of non-U.S. companies across countries, market sectors and industry groups.
The fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the fund's large cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of non-U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization companies. For purposes of this 80% test, the fund defines large capitalization companies as those with market capitalizations at least as large as the smallest company in the MSCI World ex-USA Value Index. Though market capitalization may change from time to time, as of September 30, 2025, the market capitalization of the smallest company in the MSCI World ex-USA Value Index was approximately $3.9 billion. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
Additionally, under normal market conditions, the fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the fund would invest at least 30%) of its assets in securities of issuers located outside the United States. The fund will allocate its assets among at least three different countries outside the United States.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization companies.
Avantis International Small Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of non-U.S. small cap companies across market sectors, industry groups, and countries.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of non-U.S. companies.
When selecting investments for the fund, the portfolio managers consider the distribution of market capitalization of all companies in each country in which the fund invests, meaning that a company of a given size may be considered small in one country, but not in another. Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of small capitalization companies. For purposes of the fund’s 80% test, small cap companies include companies with market capitalizations not greater than that of the largest company on the MSCI World ex USA Small Cap Index at the time of investment. Though capitalizations will change from time to time, as of September 30, 2025, the total market capitalization of the largest company in the index was $26.9 billion.
The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund may also engage in securities lending and invest its collateral in eligible securities.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of small capitalization companies.
Avantis International Small Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of non-U.S. small cap value companies across market sectors, industry groups, and countries.
The fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the fund's small cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of non-U.S. companies.
When selecting investments for the fund, the portfolio managers consider the distribution of market capitalization of all companies in each country in which the fund invests, meaning that a company of a given size may be considered small in one country, but not in another. Under normal market conditions, the fund will invest at least 80% of its assets in securities of small capitalization companies. For purposes of the fund’s 80% test, small cap companies include companies with market capitalizations not greater than that of the largest company on the MSCI World ex USA Small Cap Index at the time of investment. Though capitalizations will change from time to time, as of September 30, 2025, the total market capitalization of the largest company in the index was $26.9 billion.
The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund also may invest in derivative instruments such as futures contracts, currency forwards, and swap agreements. For example, the fund may use futures on securities and U.S. indices to gain exposure to equities to manage cash flows. The fund may also engage in securities lending and invest its collateral in eligible securities.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in securities of small capitalization companies.
Avantis Moderate Allocation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Avantis Moderate Allocation ETF is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other Avantis exchange-traded funds (ETFs) (collectively, the underlying funds). The underlying funds represent a broadly diversified basket of equity and fixed income securities that seek to select or overweight securities that are expected to have higher returns or better risk characteristics than a passive, market-cap weighted index.
The following table indicates the fund’s target weight and range for allocation among the fund’s major asset classes and shows the underlying funds that comprise each asset class. This information is as of the date of this prospectus.

	Target Weight	Target Range
U.S. Equity	47%	40% to 60%
Avantis U.S. Equity ETF
Avantis U.S. Small Cap Equity ETF
Avantis U.S. Large Cap Value ETF
Avantis U.S. Small Cap Value ETF
Avantis U.S. Mid Cap Equity ETF
Avantis U.S. Mid Cap Value ETF

	Target Weight	Target Range
Non-U.S. Developed Markets Equity	12%	7% to 20%
Avantis International Equity ETF
Avantis International Large Cap Value ETF
Avantis International Small Cap Value ETF
Avantis International Small Cap Equity ETF
Emerging Markets Equity	6%	3% to 10%
Avantis Emerging Markets Equity ETF
Avantis Emerging Markets Value ETF
Avantis Emerging Markets Small Cap Equity ETF
Sector Equity	2%	0% to 5%
Avantis Real Estate ETF
Fixed Income	33%	30% to 40%
Avantis Short-Term Fixed Income ETF
Avantis Core Fixed Income ETF
The managers will allocate to the underlying funds across geographies and investment styles to achieve the desired allocation. For the equity portion of the portfolio, the U.S. vs. non-U.S. allocations across geographies will be predicated on each region’s relative market capitalization with a home bias toward the U.S. The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. To better balance risks in changing market environments and control costs and tax realizations, the portfolio managers may reallocate within the target range when prevailing market conditions and relative performance of certain underlying strategies lead to deviations from the targets. We reserve the right to modify the target ranges and underlying funds from time to time should circumstances warrant a change.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions.
Avantis Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of real estate securities globally, in particular real estate investment trusts (REITs) and REIT-like entities, across a variety of property sectors. The fund seeks securities of companies that it expects to have higher returns or better risk characteristics. For example, REITs and REIT-like entities tend to distribute a large fraction of their earnings to qualify as tax passthrough entities, so it is common for REITs to have high levels of leverage to finance their growth or many of their business operations. The fund may exclude or underweight securities with high levels of leverage with the goal of achieving a better risk/return profile, in particular in times when borrowing, refinancing, or raising capital may become more expensive for entities with high leverage, which may dilute current holders of those entities. The portfolio managers may also consider other factors when selecting, or increasing their emphasis in, a security, including the past performance of the security relative to other securities, its profitability, its market capitalization, its liquidity, its float, and tax, governance or cost considerations, among others. The fund generally invests in companies located in countries included in the fund’s benchmark, the S&P Global REIT Index®.
Under normal market conditions, the fund will invest at least 80% of its assets in securities issued by REITs and other companies engaged in the real estate industry (collectively, real estate securities). A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. The portfolio managers consider a company to be engaged in the real estate industry if at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. Because the fund’s investment strategy is concentrated in real estate securities, the fund may be subject to greater risks and market fluctuations compared to other funds that hold securities in a broader range of industries.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in securities issued by REITs and other companies engaged in the real estate industry (collectively, real estate securities).
Strategy Portfolio Concentration [Text]	Because the fund’s investment strategy is concentrated in real estate securities, the fund may be subject to greater risks and market fluctuations compared to other funds that hold securities in a broader range of industries.
Avantis Responsible Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of companies related to emerging markets across market sectors, industry groups and countries. The fund may invest in companies of all market capitalizations.
The portfolio management team limits its investable universe of companies by screening out those that raise concerns based on the team’s evaluation of multiple ESG metrics. The portfolio managers utilize third party commercial data sources and scoring systems (currently, MSCI and Sustainalytics), as well as proprietary evaluations, to decide what securities should be excluded due to ESG concerns. Though the factors considered in the proprietary screening model may change from time to time, currently the fund excludes the following issuers from its investable universe:
•companies with significant revenue (e.g., 5% thresholds and up depending on the category) from any of the following: oil and gas production or distribution; manufacture or sale of civilian firearms and ammunition; manufacture of chemical, biological, or nuclear weapons and related systems or components; palm oil production; production or sale of tobacco or cannabis; gambling; or adult entertainment;
•companies with more than de minimis revenue from thermal coal;
•companies ranking in the bottom 5% in terms of carbon emissions intensity;
•companies with low corporate governance scores;
•companies engaged in factory farming practices that, in the portfolio management team’s judgment, merit exclusion; and
•companies involved in other environmental, social, or governance controversies that, in the portfolio management team’s judgment, merit exclusion.
When information used in the fund’s ESG screening model is not provided by the fund’s third party commercial data sources with respect to an issuer, the issuer will be eligible for purchase by the fund if the portfolio managers are not aware of any other ESG concerns related to the issuer that in their judgment would warrant exclusion. The eligibility of a security for inclusion in the fund’s portfolio will be determined at the time of purchase based on available information. In the event of a subsequent change in the ESG characteristics of (or the availability of ESG information about) an issuer, the fund will not be obligated to dispose of that security and may continue to hold the security if otherwise deemed appropriate by the portfolio managers.
Within the fund’s investable universe of issuers that have been screened for ESG characteristics, the fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security including, industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of emerging markets companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries. The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in a subset of the emerging markets countries that comprise the MSCI Emerging Markets IMI Index. The countries comprising the index will change from time to time, but as of September 30, 2025, included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. To determine whether a company is related to an emerging market country, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the MSCI Emerging Markets IMI Index. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries.
Avantis Responsible International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of non-U.S. companies across countries, market sectors and industry groups. The fund may invest in companies of all market capitalizations.
The portfolio management team limits its investable universe of companies by screening out those that raise concerns based on the team’s evaluation of multiple ESG metrics. The portfolio managers utilize third party commercial data sources and scoring systems (currently, MSCI and Sustainalytics), as well as proprietary evaluations, to decide what securities should be excluded due to ESG concerns. Though the factors considered in the proprietary screening model may change from time to time, currently the fund excludes the following issuers from its investable universe:
•companies with significant revenue (e.g., 5% thresholds and up depending on the category) from any of the following: oil and gas production or distribution; manufacture or sale of civilian firearms and ammunition; manufacture of chemical, biological, or nuclear weapons and related systems or components; palm oil production; production or sale of tobacco or cannabis; gambling; or adult entertainment;
•companies with more than de minimis revenue from thermal coal;
•companies ranking in the bottom 5% in terms of carbon emissions intensity;
•companies with low corporate governance scores;
•companies engaged in factory farming practices that, in the portfolio management team’s judgment, merit exclusion; and
•companies involved in other environmental, social, or governance controversies that, in the portfolio management team’s judgment, merit exclusion.
When information used in the fund’s ESG screening model is not provided by the fund’s third party commercial data sources with respect to an issuer, the issuer will be eligible for purchase by the fund if the portfolio managers are not aware of any other ESG concerns related to the issuer that in their judgment would warrant exclusion. The eligibility of a security for inclusion in the fund’s portfolio will be determined at the time of purchase based on available information. In the event of a subsequent change in the ESG characteristics of (or the availability of ESG information about) an issuer, the fund will not be obligated to dispose of that security and may continue to hold the security if otherwise deemed appropriate by the portfolio managers.
Within the fund’s investable universe of issuers that have been screened for ESG characteristics, the fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security including, industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of non-U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities.
Avantis Responsible U.S. Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. companies across market sectors and industry groups. The fund may invest in companies of all market capitalizations.
The portfolio management team limits its investable universe of companies by screening out those that raise concerns based on the team’s evaluation of multiple ESG metrics. The portfolio managers utilize third party commercial data sources and scoring systems (currently, MSCI and Sustainalytics), as well as proprietary evaluations, to decide what securities should be excluded due to ESG concerns. Though the factors considered in the proprietary screening model may change from time to time, currently the fund excludes the following issuers from its investable universe:
•companies with significant revenue (e.g., 5% thresholds and up depending on the category) from any of the following: oil and gas production or distribution; manufacture or sale of civilian firearms and ammunition; manufacture of chemical, biological, or nuclear weapons and related systems or components; palm oil production; production or sale of tobacco or cannabis; gambling; or adult entertainment;
•companies with more than de minimis revenue from thermal coal;
•companies ranking in the bottom 5% in terms of carbon emissions intensity;
•companies with no members on their boards of directors who are women;
•companies with low corporate governance scores;
•companies engaged in factory farming practices that, in the portfolio management team’s judgment, merit exclusion; and
•companies involved in other environmental, social, or governance controversies that, in the portfolio management team’s judgment, merit exclusion.
When information used in the fund’s ESG screening model is not provided by the fund’s third party commercial data sources with respect to an issuer, the issuer will be eligible for purchase by the fund if the portfolio managers are not aware of any other ESG concerns related to the issuer that in their judgment would warrant exclusion. The eligibility of a security for inclusion in the fund’s portfolio will be determined at the time of purchase based on available information. In the event of a subsequent change in the ESG characteristics of (or the availability of ESG information about) an issuer, the fund will not be obligated to dispose of that security and may continue to hold the security if otherwise deemed appropriate by the portfolio managers.
Within the fund’s investable universe of issuers that have been screened for ESG characteristics, the fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security including, industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 3000® Index.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. companies.
Avantis Short-Term Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in investment grade quality debt obligations from a diverse group of U.S. and non-U.S. issuers.
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. Fixed income securities in which the fund may invest include corporate bonds and notes issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations—including supranational organizations. The fund may also invest in derivative instruments such as futures contracts or swap agreements, including credit default swaps, credit default swap indexes, and total return swaps.
The fund expects to maintain a weighted average maturity of three years or less. The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable.
The fund may engage in foreign currency transactions on a spot basis and may also use currency forward contracts to hedge exposure to foreign currencies. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment obligations. The fund may invest more than 25% of its total assets in U.S. Treasury, federal agencies and instrumentalities obligations.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Avantis Total Equity Markets ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Avantis Total Equity Markets ETF seeks to achieve its objective by allocating its assets across various asset classes. The fund seeks exposure to its desired asset classes by investing in equity securities of individual companies and other Avantis exchange-traded funds (ETFs) (collectively, the underlying funds). The fund (through its direct investments and investments in the underlying funds) represents a broadly diversified basket of equity securities that seeks to overweight securities that are expected to have higher returns or better risk characteristics than a passive, market-cap weighted index.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities and equity ETFs. The managers will strategically allocate to individual securities and the underlying funds across geographies and investment styles to achieve the desired allocation. The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate and to better balance risks in changing market environments and control costs and tax realizations.
The fund’s benchmark is a blended index consisting of 85% Russell 3000® Index and 15% MSCI ACWI ex USA Index. Under normal conditions, the fund expects to invest at least 80% of its assets in equity securities of U.S. companies (either directly or through the underlying funds). The fund may also invest (directly or indirectly) in non-U.S. developed countries and emerging markets worldwide, with a majority of its non-U.S. exposure allocated to developed countries.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities and equity ETFs.
Avantis U.S. Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. companies across market sectors and industry groups. The fund may invest in companies of all market capitalizations.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 3000® Index.
The fund also may invest in derivative instruments such as futures contracts, currency forwards, and swap agreements. For example, the fund may use futures on securities and U.S. indices to gain exposure to equities to manage cash flows. The fund may also engage in securities lending and invest its collateral in eligible securities.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. companies.
Avantis U.S. Large Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. companies across market sectors and industry groups.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of companies with lower levels of profitability and less attractive value characteristics. To identify companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization U.S. companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 1000® Index. The fund defines large capitalization companies as those with market capitalizations at least as large as the smallest company in the Russell 1000® Index. Though market capitalizations will change from time to time, as of September 30, 2025, the market capitalization of the smallest company in the Russell 1000® Index was approximately $1.1 billion.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization U.S. companies.
Avantis U.S. Large Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. companies across market sectors and industry groups.
The fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the fund's large cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization U.S. companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 1000® Value Index. The fund defines large capitalization companies as those with market capitalizations at least as large as the smallest company in the Russell 1000® Value Index. Though market capitalizations will change from time to time, as of September 30, 2025, the market capitalization of the smallest company in the Russell 1000® Value Index was approximately $1.1 billion.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization U.S. companies.
Avantis U.S. Mid Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. mid cap companies across market sectors and industry groups.
The fund seeks to invest in securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the fund’s mid cap investment universe. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics.
To identify the desired market capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, tax, governance or cost considerations, among others.
When portfolio managers identify securities with the desired market capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. mid cap companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. mid cap companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell Midcap® Index. The fund defines mid cap companies as those whose market capitalizations at the time of purchase are within the capitalization range of the Russell Midcap® Index. Though market capitalization may change from time to time, as of September 30, 2025, the capitalization range of the Russell Midcap® Index was $1.1 billion to $127.2 billion.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. mid cap companies.
Avantis U.S. Mid Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. mid cap companies across market sectors and industry groups.
The fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the fund’s mid cap investment universe.
To identify the desired market capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, tax, governance or cost considerations, among others.
When portfolio managers identify securities with the desired market capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. mid cap companies.
Under normal market conditions, the fund will invest at least 80% of its assets in securities of U.S. mid cap companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell Midcap® Value Index. The fund defines mid cap companies as those whose market capitalizations at the time of purchase are within the capitalization range of the Russell Midcap® Index. Though market capitalization may change from time to time, as of September 30, 2025, the capitalization range of the Russell Midcap® Index was $1.1 billion to $127.2 billion.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in securities of U.S. mid cap companies.
Avantis U.S. Quality ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. companies across market sectors and industry groups. The fund focuses on growth companies, which the portfolio managers generally define as companies that have relatively higher price-to-book ratios or that are included in the MSCI USA Growth IMI Index.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of quality companies (which the portfolio managers generally define as companies with relatively higher profitability). The fund favors quality companies with certain characteristics, such as attractive price relative to company financials, and/or smaller market capitalizations relative to others within the fund’s growth-oriented investment universe. Conversely, the fund seeks to underweight or exclude securities of lower quality companies that it expects to have lower returns, such as larger companies and/or companies with less attractive price relative to company financials.
To identify companies with the desired characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify quality securities with the desired profitability, capitalization, past performance, and other characteristics, they seek to include and emphasize these securities in the portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a lower quality security if it no longer has the desired profitability, market capitalization, or other expected return-related characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. large cap growth companies.
Under normal market conditions, the fund will invest at least 80% of its assets in securities of U.S. companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is included in the MSCI USA IMI Index.
Because the fund is nondiversified, it may hold a relatively smaller number of security positions, or have a relatively larger allocation to top holdings, compared to other similar funds that are diversified. The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in securities of U.S. companies.
Avantis U.S. Small Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. small cap companies across market sectors and industry groups.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of small capitalization companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of small capitalization companies located in the United States. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 2000® Index. The portfolio managers consider the following to be small capitalization companies: (i) companies smaller than the largest 1000 U.S. companies; (ii) companies representing the bottom 10% of the market capitalization of all U.S. listed companies; and (iii) companies in the fund’s benchmark. Though market capitalizations will change from time to time, as of September 30, 2025, the largest company that could be considered a small capitalization company for purposes of this 80% test had a total market capitalization of approximately $25.2 billion (the largest company in the Russell 2000® Index).
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of small capitalization companies located in the United States.
Avantis U.S. Small Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. small cap companies across market sectors and industry groups.
The fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the fund's small cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of small capitalization companies.
Under normal market conditions, the fund will invest at least 80% of its assets in securities of small capitalization companies located in the United States. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 2000® Value Index. The portfolio managers consider the following to be small capitalization companies: (i) companies smaller than the largest 1000 U.S. companies; (ii) companies representing the bottom 10% of the market capitalization of all U.S. listed companies; and (iii) companies in the fund’s benchmark.
Though market capitalizations will change from time to time, as of September 30, 2025, the largest company that could be considered a small capitalization company for purposes of this 80% test had a total market capitalization of approximately $22.0 billion (the largest company in the Russell 2000® Value Index).
The fund also may invest in derivative instruments such as futures contracts, currency forwards, and swap agreements. For example, the fund may use futures on securities and U.S. indices to gain exposure to equities to manage cash flows. The fund may also engage in securities lending and invest its collateral in eligible securities.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in securities of small capitalization companies located in the United States.
American Century California Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in California municipal and other debt securities. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets, plus borrowings for investment purposes, in municipal securities with interest payments exempt from federal and California income taxes. Some of these investments in municipal securities are not necessarily exempt from the federal alternative minimum tax.
The fund principally invests in investment-grade debt securities but may invest in high-yield securities (junk bonds). A high-yield security is one that has been rated below investment-grade or determined by the investment advisor to be of similar quality, including bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments. The portfolio managers also may buy unrated securities if they determine such securities meet the investment objective of the fund. In evaluating the credit quality of issuers, the portfolio managers consider data from a variety of sources, including issuers’ offering documents, financial statements, and other available regulatory and financial information.
The fund may purchase debt securities of any duration maturity or duration, and may purchase securities of issuers in any capitalization range. The average duration of the fund will vary based on the portfolio managers’ forecast of interest rates.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, other permitted investments with similar characteristics, general market conditions (including liquidity for such securities) and any other factor deemed relevant by the portfolio managers. They may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund invests in California municipal and other debt securities. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets, plus borrowings for investment purposes, in municipal securities with interest payments exempt from federal and California income taxes.
American Century Diversified Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in corporate debt securities and corporate debt investments. Corporate debt investments are derivatives whose reference securities are corporate debt securities.
The fund invests primarily in U.S. dollar denominated corporate debt securities issued by U.S. and foreign entities, but may also invest in securities issued by supranational entities. Although the fund invests primarily in investment-grade debt securities, up to 35% of the fund’s net assets may be invested in high-yield securities (also referred to as “junk bonds”).
The fund also may invest in derivative instruments such as futures contracts, and swap agreements (including, but not limited to, interest rate swaps and credit default swap indexes). The fund may use derivative instruments to earn income, enhance returns, increase liquidity, manage target duration, gain exposure to certain instruments or markets, and/or hedge its exposure to particular investments.
Under normal market conditions, the weighted average duration of the fund’s portfolio is expected to be between three and seven years. The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and various credit metrics. They may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in corporate debt securities and corporate debt investments.
American Century Diversified Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in municipal and other debt securities. Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets, plus borrowings for investment purposes, in municipal securities with interest payments exempt from federal income tax. Some of these investments in municipal securities are not necessarily exempt from the federal alternative minimum tax.
The fund principally invests in investment-grade debt securities but may invest in high-yield securities (junk bonds). A high-yield security is one that has been rated below investment-grade or determined by the investment advisor to be of similar quality, including bonds that are in technical or monetary default. Issuers of these securities often have short financial histories or have questionable credit or have had and may continue to have problems making interest and principal payments. The portfolio managers also may buy unrated securities if they determine such securities meet the investment objective of the fund.
The fund may purchase debt securities of any duration, and the average duration of the fund will vary based on the portfolio managers’ forecast of interest rates.
Although the fund seeks current income, it also employs techniques designed to realize capital appreciation. For example, the portfolio managers may select bonds with maturities and coupon rates that position the fund for potential capital appreciation for a variety of reasons, including their view on the direction of future interest-rate movements and the potential for a credit upgrade.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers consider, among other things, current and anticipated changes in interest rates, the credit quality of a particular issuer, comparable alternatives, general market conditions and any other factor deemed relevant by the portfolio managers. They may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers invest at least 80% of the fund’s net assets, plus borrowings for investment purposes, in municipal securities with interest payments exempt from federal income tax.
American Century Multisector Floating Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in floating rate securities. The portfolio managers select securities using a sector rotation approach that integrates macroeconomic inputs, technical analysis of the relative value among various sectors, and fundamental research on individual securities. A proprietary macroeconomic framework provides interest rate and duration guidelines for the fund by analyzing economic activity, inflation, and monetary policy. The fund’s sector allocation process attempts to identify undervalued sectors of the floating rate debt market using fundamental analysis of current and historical spreads and expected returns. The sector analysis combined with the macroeconomic framework determines the fund’s sector allocations. Next, portfolio managers select individual securities using in-depth fundamental analysis focusing on a security’s management, credit quality metrics, event risk, and capital structure. As the market environment and investment opportunities change, sector exposures shift to those sectors that the process identifies as offering better relative yield and capital appreciation potential. As sector allocations evolve, portfolio managers buy and sell securities to meet those allocations and the fund’s credit quality standards.
The fund invests principally in securitized credit instruments, including collateralized loan obligations, credit risk transfer securities, floating rate commercial mortgage securities, and mortgage- or asset-backed securities. The fund may also invest in bank loans, including loan participations, and other corporate and U.S. government related floating rate debt. The fund’s average duration will be less than one year. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates.
The fund invests primarily in investment-grade securities but may invest up to 35% of its portfolio in below investment grade securities. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. Below investment grade securities, which are also known as “junk bonds,” are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality. The fund may indirectly gain exposure through its investments in CLOs to covenant-lite loans.
The fund may also utilize derivative instruments including futures contracts and credit default swaps either on a single issuer or a securities index. The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in floating rate securities.
American Century Multisector Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in various sectors of the fixed income market holding instruments such as corporate bonds and notes, government securities, securitized credit instruments, and emerging markets debt securities. The portfolio managers select securities using a sector rotation approach that integrates proprietary fundamental research and quantitative model inputs, such as economic activity, inflation and monetary policy, and technical analysis of relative value among various sectors. The fund invests in both investment-grade and high-yield debt securities. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds,” are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies, including emerging markets currencies. The fund may also invest in certain equity securities such as preferred stock, convertible securities (including contingent convertible securities), or equity equivalents provided that such investments are consistent with the fund’s investment objectives. The fund has no average maturity or duration limitations.
In addition to the securities listed above, the fund may also invest in bank loans.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments include options, futures contracts, options on futures contracts, and swaps (such as credit default swaps either on a single issuer or a securities index), or in mortgage- or asset-backed securities. The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and various credit metrics. They may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund returns.

American Century Quality Diversified International ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the underlying index. The American Century Quality Diversified International Equity Index (Index) is a rules-based index maintained by American Century Investment Management, Inc. (the index provider).
The Index is designed to select securities with attractive quality, growth and valuation fundamentals. The universe of the Index is comprised of large- and mid-capitalization equity securities of global issuers outside of the United States. The Index focuses on securities of issuers from developed economies. To construct the Index, the index provider first screens the underlying universe, selecting securities with higher profitability, return on assets, return on equity, and gross margins while considering earnings, leverage and momentum. The index provider next determines a growth score and a value score for each selected security. The growth scores are based on sales, earnings, profitability, cash flows and momentum. The value scores are based on value, earnings yield, dividend yield, and cash flow metrics. The index provider categorizes securities into sub-portfolios based on country and attribute, and then weights securities in each sub-portfolio based on combined growth and value scores. Though component securities of the Index may change from time to time, the index typically consists of 300–500 securities and, as of September 30, 2025, the market capitalization range of the Index was approximately $4.6 billion and larger.
For purposes of investing at least 80% of its assets in securities included in the Index, the fund may invest in depositary receipts representing securities included in the Index or securities representing depositary receipts included in the Index.
The Index and the fund are rebalanced monthly and reconstituted quarterly.
The fund may use a “representative sampling” strategy with respect to its Index instead of a replication strategy. For example, the fund may use such strategy when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index or, in certain instances, when a component security becomes temporarily illiquid, unavailable or less liquid. To the extent the fund uses representative sampling, the advisor invests in what it believes to be a representative sample of the component securities in the Index using quantitative analytical procedures to give the fund’s portfolio an investment profile similar to that of its Index. The fund also may realize savings in transaction costs or other efficiencies by investing up to 20% of its assets in securities or instruments not included in the Index but which the advisor believes will help the fund track the Index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.
In addition, the fund may use futures contracts to invest cash balances, simulate investments in the Index, facilitate trading or minimize transaction costs. The portfolio managers may also use futures contracts to seek to reduce the fund’s tracking error relative to the Index.
The fund may concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to the extent that the Index is concentrated.
If the Index has high portfolio turnover, the fund may also have high portfolio turnover. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the underlying index.
American Century Select High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in high-yield debt securities. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization (for example, below BBB by Standard & Poor’s Corporation or below Baa by Moody’s Investors Service, Inc.), or, if unrated, determined by the investment advisor to be of similar quality. High-yield securities are also referred to as junk bonds.
The portfolio managers generally operate a long-only strategy using a bottom-up investment philosophy by investing in companies that they believe can carry debt loads through different economic cycles. The portfolio managers look for companies that demonstrate the ability to generate strong, sustainable cash flow, which may enable them to decrease leverage and improve their ratings. The portfolio managers also use a top-down investment overlay to identify areas of the high yield market that they believe are undervalued relative to the rest of the market. The portfolio managers decide which debt securities to buy and sell by, among other things:
•    identifying debt securities that satisfy the fund’s credit quality standards;
•    considering the price of the security and the issuer’s financial history, condition, management and prospects;
•    assessing current and anticipated interest rates;
•    evaluating current economic conditions and the risk of inflation; or
•    evaluating special features of the debt securities that may make them more or less attractive to alternatives.
The portfolio managers will actively allocate the fund’s assets in a range of high-yield corporate bonds. The fund also may invest in preferred securities, convertible securities and cash and cash equivalents. The fund will invest primarily in securities rated BB or B, but may invest a portion of its portfolio in securities rated BBB and above, or CCC and below.
The fund has no average maturity limitations. The fund typically invests in debt securities with maturities of 3-10 years, but may also hold securities maturing in less than 3 years and more than 10 years.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. American Century Investment Management, Inc. (the advisor) has hired Nomura Corporate Research and Asset Management Inc. (the
subadvisor) to make investment recommendations for the fund by delivering a model portfolio together with portfolio parameters to the advisor. The advisor has investment discretion to implement the model portfolio delivered by the subadvisor. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund returns.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in high-yield debt securities.
American Century Short Duration Strategic Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Portfolio managers assess current and anticipated interest rates and economic conditions, and then select short duration debt securities for the fund that satisfy the fund’s credit quality standards and meet the fund’s maturity requirements. The weighted average duration of the fund’s portfolio must be three years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. For example, if the weighted average duration of the fund’s portfolio is two years, a 2% change in the value of the fund’s portfolio would be expected for every 1% change in interest rates.
The fund invests in both investment-grade and high-yield, short duration debt securities. These securities may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds”, are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies.
The fund may also invest in certain equity securities such as preferred stock, convertible securities or equity equivalents provided that such investments are consistent with the fund’s investment objectives.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the securities listed above, the fund may also invest in bank loans.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments may include currency forwards and swaps (such as credit default swaps either on a single issuer or a securities index). The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, mortgage- or asset- backed securities, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of the two positions is intended to reduce or eliminate the exposure created by the first position.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and various credit metrics. They may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

American Century Small Cap Growth Insights ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund will invest at least 80% of its net assets in small-cap companies. The portfolio managers consider small cap companies to include those with a market capitalization that does not exceed that of the largest company in the Russell 2000® Growth Index. Though market capitalization will change from time to time, as of September 30, 2025, the market capitalization of the largest company in the Russell 2000® Growth Index was approximately $25.2 billion.
The portfolio managers employ a bottom-up stock selection process utilizing proprietary fundamental research and systematic, risk-aware portfolio construction to invest primarily in small-cap U.S. companies exhibiting accelerating growth rates and strong or improving business fundamentals. Portfolio managers construct the portfolio using a risk-aware framework with the goal of stock selection being the primary driver of excess return.
The portfolio managers look for stocks of smaller-sized companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also may consider companies whose stocks demonstrate price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria. Guided by this fundamental analysis, the advisor applies systematic risk controls and portfolio construction techniques to generate trade recommendations, which the portfolio managers use in an effort to improve efficiency, capacity, and liquidity.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its net assets in small-cap companies.
American Century Small Cap Value Insights ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies. The portfolio managers consider small cap companies to include those with market capitalizations no larger than that of the largest company in the Russell 2000® Value Index. Though market capitalization will change from time to time, as of September 30, 2025, the market capitalization of the largest company in the Russell 2000® Value Index was approximately $22.0 billion.
The portfolio managers employ a bottom-up stock selection process utilizing proprietary fundamental research and systematic, risk-aware portfolio construction to invest primarily in small-cap U.S. companies that are higher quality businesses selling at a discount to fair value. In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Guided by this fundamental analysis, the advisor applies systematic risk controls and portfolio construction techniques to generate trade recommendations, which the portfolio managers use in an effort to improve efficiency, capacity, and liquidity.
The fund may invest in equity securities issued by real estate investment trusts (REITs).
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies.
American Century U.S. Quality Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the underlying index. The Index is a rules-based index maintained by American Century Investment Management, Inc. (the index provider). The Index is designed to select securities of large- and mid-capitalization U.S. companies with attractive growth and quality fundamentals.
The Index universe is defined by the S-Network US Equity Large/Mid-Cap 1000 Index, which consists of 1000 large and medium publicly traded U.S. equity securities. The Index is designed to measure the performance of securities in the universe and identify those that exhibit higher growth, quality, and valuation fundamentals characteristics relative to their peers. To construct the Index, the index provider first screens the underlying universe and selects securities with higher profitability, return on assets, return on equity, and momentum. The index provider next calculates a growth score for each security, which is based on sales, earnings and cash flow growth and analysis of price to earnings and price to book ratios. The index provider then weights securities based on the calculated growth score. Though component securities of the Index may change from time to time, the index typically consists of 150–250 securities and, as of September 30, 2025, the market capitalization of the Index was approximately $3.9 billion and larger.
The Index and fund are rebalanced monthly and reconstituted quarterly.
The fund may use a “representative sampling” strategy with respect to its Index instead of a replication strategy. For example, the fund may use such strategy when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index or, in certain instances, when a component security becomes temporarily illiquid, unavailable or less liquid. To the extent the fund uses representative sampling, the advisor invests in what it believes to be a representative sample of the component securities in the Index using quantitative analytical procedures to give the fund’s portfolio an investment profile similar to that of its Index. The fund also may realize savings in transaction costs or other efficiencies by investing up to 20% of its assets in securities or instruments not included in the Index, but which the advisor believes will help the fund track the Index. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.
In addition, the fund may use futures contracts to invest cash balances, simulate investments in the Index, facilitate trading or minimize transaction costs. The portfolio managers may also use futures contracts to seek to reduce the fund’s tracking error relative to the Index.
The fund may concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to the extent that the Index is concentrated.
If the Index has high portfolio turnover, the fund may also have high portfolio turnover. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the underlying index.
Strategy Portfolio Concentration [Text]	The fund may concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to the extent that the Index is concentrated.
American Century U.S. Quality Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its assets in the component securities of the underlying index. The Index is a rules-based index maintained by American Century Investment Management, Inc. (the index provider). The Index is designed to select securities of large- and mid-capitalization companies that are undervalued or have sustainable income.
The Index universe is defined by the S-Network US Equity Large/Mid-Cap 1000 Index, which consists of 1000 large and medium publicly traded U.S. equity securities. The Index is constructed using a rules-based methodology that screens and weights stocks based on fundamental measures of quality, value, and income. A quality screen seeks to eliminate the bottom of the universe of stocks based on measures of profitability, earnings quality, management quality, leverage and momentum. A valuation score is computed for the remaining stocks, determined by the attractiveness of each stock relative to its peers in the same industry group based on value, earnings yield and cash flow yield metrics. An income screen based on dividend yield is applied to eliminate the bottom of the universe of dividend-paying stocks. The Index is constructed by combining the value stocks and income stocks using the valuation and income scores and portfolio optimization. Portfolio optimization uses quantitative models to build a portfolio of stocks from the scores described above that are expected to provide the optimal balance between risk and expected return. Though component securities of the Index may change from time to time, the index typically consists of 200-300 securities and, as of September 30, 2025, its market capitalization was approximately $4.6 billion and larger.
The Index and fund are rebalanced monthly and reconstituted quarterly.
The fund may use a “representative sampling” strategy with respect to its Index when a replication strategy might be detrimental to shareholders. For example, the fund may use such strategy when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index or, in certain instances, when a component security becomes temporarily illiquid, unavailable or less liquid. To the extent the fund uses representative sampling, the advisor invests in what it believes to be a representative sample of the component securities in the Index using quantitative analytical procedures to give the fund’s portfolio an investment profile similar to that of its Index. The fund also may realize savings in transaction costs or other efficiencies by investing up to 20% of its assets in securities or instruments not included in the Index, but which the advisor believes will help the fund track the
Index. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.
In addition, the fund may use futures contracts to invest cash balances, simulate investments in the Index, facilitate trading or minimize transaction costs. The portfolio managers may also use futures contracts to seek to reduce the fund’s tracking error relative to the Index.
The fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its assets in the component securities of the underlying index.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Avantis Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in investment grade quality debt obligations from a diverse group of U.S. and non-U.S. issuers.
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. Fixed income securities in which the fund may invest include corporate bonds and notes issued by U.S. and foreign corporations, securities issued by governments and their agencies, instrumentalities, or sponsored corporations—including supranational organizations. The fund may also invest in derivative instruments such as futures contracts or swap agreements, including credit default swaps, credit default swap indexes, and total return swaps.
The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable. The fund expects to maintain a weighted average duration within 2 years of the weighted average duration of its benchmark, the Bloomberg U.S. Aggregate Bond index, as calculated by the manager. Duration is used to assess the sensitivity of a security’s price to changes in interest rates.
The fund may engage in foreign currency transactions on a spot basis and may also use currency forward contracts to hedge exposure to foreign currencies. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment obligations. The fund may invest more than 25% of its total assets in U.S. Treasury, federal agencies and instrumentalities obligations.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Avantis Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of companies related to emerging markets across market sectors, industry groups and countries. The fund may invest in companies of all market capitalizations.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of emerging markets companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries. The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in a subset of the emerging markets countries that comprise the MSCI Emerging Markets IMI Index. The countries comprising the index will change from time to time, but as of September 30, 2025 included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. To determine whether a company is related to an emerging market country, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the MSCI Emerging Markets IMI Index. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund also may invest in derivative instruments such as futures contracts, currency forwards, and swap agreements. For example, the fund may use futures on securities and U.S. indices to gain exposure to equities to manage cash flows. The fund may also engage in securities lending and invest its collateral in eligible securities.
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of companies related to emerging market countries.
Avantis International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of non-U.S. companies across countries, market sectors and industry groups. The fund may invest in companies of all market capitalizations.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of non-U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities. The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund also may invest in derivative instruments such as futures contracts, currency forwards, and swap agreements. For example, the fund may use futures on securities and U.S. indices to gain exposure to equities to manage cash flows. The fund may also engage in securities lending and invest its collateral in eligible securities.
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities.
Avantis International Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of non-U.S. small cap value companies across market sectors, industry groups, and countries.
The fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the fund's small cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of non-U.S. companies.
When selecting investments for the fund, the portfolio managers consider the distribution of market capitalization of all companies in each country in which the fund invests, meaning that a company of a given size may be considered small in one country, but not in another. Under normal market conditions, the fund will invest at least 80% of its assets in securities of small capitalization companies. For purposes of the fund’s 80% test, small cap companies include companies with market capitalizations not greater than that of the largest company on the MSCI World ex USA Small Cap Index at the time of investment. Though capitalizations will change from time to time, as of September 30, 2025, the total market capitalization of the largest company in the index was $26.9 billion.
The fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and other similar depositary arrangements.
The fund also may invest in derivative instruments such as futures contracts, currency forwards, and swap agreements. For example, the fund may use futures on securities and U.S. indices to gain exposure to equities to manage cash flows. The fund may also engage in securities lending and invest its collateral in eligible securities.
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions.When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in securities of small capitalization companies.
Avantis U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. companies across market sectors and industry groups. The fund may invest in companies of all market capitalizations.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 3000® Index.
The fund also may invest in derivative instruments such as futures contracts, currency forwards, and swap agreements. For example, the fund may use futures on securities and U.S. indices to gain exposure to equities to manage cash flows. The fund may also engage in securities lending and invest its collateral in eligible securities.
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. companies.
Avantis U.S. Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. large-cap companies across market sectors and industry groups.
The fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the fund's large cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization U.S. companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 1000® Value Index. The fund defines large capitalization companies as those with market capitalizations at least as large as the smallest company in the Russell 1000® Value Index. Though market capitalizations will change from time to time, as of September 30, 2025, the market capitalization of the smallest company in the Russell 1000® Value Index was approximately $1.1 billion.
The fund may also engage in securities lending and invest its collateral in eligible securities, such as a government money market fund.
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization U.S. companies.
Avantis U.S. Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. small cap companies across market sectors and industry groups.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics relative to other U.S. small cap companies. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics relative to other U.S. small cap companies. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other U.S. small cap securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of small capitalization companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of small capitalization companies located in and economically tied to the United States. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 2000® Index. The portfolio managers consider the following to be small capitalization companies: (i) companies smaller than the largest 1000 U.S. companies; (ii) companies representing the bottom 10% of the market capitalization of all U.S. listed companies; and (iii) companies in the Russell 2000® Index. Though market capitalizations will change from time to time, as of September 30, 2025, the largest company that could be considered a small capitalization company for purposes of this 80% test had a total market capitalization of approximately $25.2 billion (the largest company in the Russell 2000® Index).
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of small capitalization companies located in and economically tied to the United States.
Avantis U.S. Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. small cap companies across market sectors and industry groups.
The fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the fund's small cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of small capitalization companies.
Under normal market conditions, the fund will invest at least 80% of its assets in securities of small capitalization companies located in the United States. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 2000® Value Index. The portfolio managers consider the following to be small capitalization companies: (i) companies smaller than the largest 1000 U.S. companies; (ii) companies representing the bottom 10% of the market capitalization of all U.S. listed companies; and (iii) companies in the fund’s benchmark. Though market capitalizations will change from time to time, as of September 30, 2025, the largest company that could be considered a small capitalization company for purposes of this 80% test had a total market capitalization of approximately $22.0 billion (the largest company in the Russell 2000® Value Index).
The fund also may invest in derivative instruments such as futures contracts, currency forwards, and swap agreements. For example, the fund may use futures on securities and U.S. indices to gain exposure to equities to manage cash flows. The fund may also engage in securities lending and invest its collateral in eligible securities.
The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in securities of small capitalization companies located in the United States.
American Century Focused Dynamic Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The portfolio managers look for liquid stocks of early and rapid stage growth companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their fundamental analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The fund will invest primarily in securities of large cap companies, but may invest in companies of any market capitalization. The fund normally invests in a relatively limited number of companies, generally 30 to 45 securities, but may incorporate more securities to account for liquidity constraints.
The fund will invest principally in U.S. exchange-listed common stocks and American Depositary Receipts (ADRs). The fund uses ADRs to obtain exposure to foreign securities. ADRs are issued by a U.S. financial institution (depositary) and evidence ownership in a security or pool of securities issued by a foreign issuer that have been deposited with the depositary. The fund may only invest in exchange-traded ADRs that are registered with the Securities and Exchange Commission and trade on a U.S. exchange contemporaneously with the fund’s shares.
The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates are expected to accelerate relative to factors including recent trends, market expectations, peers and historical data. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the performance benchmark, the Russell 1000® Growth Index. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria. The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.
The fund is an actively managed, nontransparent exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. In lieu of publishing its portfolio contents (Actual Portfolio) daily, the fund publishes a proxy portfolio (Proxy Portfolio) each day and on its website. There is no minimum overlap required between the Actual Portfolio and the Proxy Portfolio.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund will invest principally in U.S. exchange-listed common stocks and American Depositary Receipts (ADRs).
American Century Focused Large Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of large capitalization companies. For purposes of this 80% test, the fund defines large capitalization companies as those with capitalizations within the range of the Russell 1000® Index. Though market capitalization may change from time to time, as of September 30, 2025, the total market capitalization range of the Russell 1000® Index was approximately $1.1 billion to $4.5 trillion.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value, by looking for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. To identify these companies, the portfolio managers consider earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them buy or hold securities of companies that meet their investment criteria and sell the securities of companies that do not. The fund normally invests in a relatively limited number of companies, generally 30-50.
The fund will invest principally in U.S. exchange-listed common stocks and American Depositary Receipts (ADRs). The fund uses ADRs to obtain exposure to foreign securities. ADRs are issued by a U.S. financial institution (depositary) and evidence ownership in a security or pool of securities issued by a foreign issuer that have been deposited with the depositary. The fund may only invest in exchange-traded ADRs that are registered with the Securities and Exchange Commission and trade on a U.S. exchange contemporaneously with the fund’s shares.
When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.
The fund is an actively managed, nontransparent exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. In lieu of publishing its portfolio contents (Actual Portfolio) daily, the fund publishes a proxy portfolio (Proxy Portfolio) each day and on its website. There is no minimum overlap required between the Actual Portfolio and the Proxy Portfolio.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of large capitalization companies
American Century Large Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund will generally invest in large capitalization companies it believes show business improvement using a proprietary multi-factor model that combines fundamental measures of a stock’s value and growth potential with sustainability (environmental, social, and governance) characteristics.
To measure value, the portfolio managers may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. The team evaluates multiple sustainability characteristics utilizing internal data and research, as well as third-party commercial data sources. To the extent such information is available, portfolio managers will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If sustainability characteristics are unavailable or incomplete, a security may still be selected for the portfolio if the portfolio managers believe they can evaluate the security qualitatively, or if the financial metrics and/or remaining sustainability characteristics merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.
Each security is evaluated on a sector-specific basis, and the fund seeks to hold securities with the strongest attributes in their respective sectors. Using this process, the portfolio managers attempt to build a portfolio of stocks that provides better returns without taking on significant additional risk and maintains a stronger sustainability profile than the S&P 500® Index.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization companies. For purposes of this 80% test, the fund defines large capitalization companies as those that are in the capitalization range of the S&P 500® Index. Though market capitalization may change from time to time, as of September 30, 2025, the total market capitalization range of the S&P 500® Index was approximately $6.6 billion to $4.5 trillion.
When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider, among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, and general market conditions. Portfolio managers may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.
The fund is an actively managed, nontransparent exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. In lieu of publishing its portfolio contents (Actual Portfolio) daily, the fund publishes a proxy portfolio (Proxy Portfolio) each day and on its website. There is no minimum overlap required between the Actual Portfolio and the Proxy Portfolio.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large capitalization companies.
American Century Large Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund will generally invest in large capitalization companies it believes show business improvement using a proprietary multi-factor model that combines fundamental measures of a stock’s growth and value potential with sustainability (environmental, social, and governance) characteristics.
To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. To measure value, the portfolio managers may use ratios of stock price-to-earnings and stock price-to-cash flow. The model also considers price momentum. The team evaluates multiple sustainability characteristics utilizing internal data and research, as well as third-party commercial data sources. To the extent such information is available, portfolio managers will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If sustainability characteristics are unavailable or incomplete, a security may still be selected for the portfolio if the portfolio managers believe they can evaluate the security qualitatively, or if the financial metrics and/or remaining sustainability characteristics merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.
Each security is evaluated on a sector-specific basis, and the fund seeks to hold securities with the strongest attributes in their respective sectors. Using this process, the portfolio managers attempt to build a portfolio of stocks that provides better returns without taking on significant additional risk.
Under normal market conditions, the fund will invest at least 80% of its assets in securities of large capitalization companies. For purposes of this 80% test, the fund defines large capitalization companies as those that are in the capitalization range of the Russell 1000® Growth Index. Though market capitalization may change from time to time, as of September 30, 2025, the total market capitalization range of the Russell 1000® Growth Index was approximately $1.1 billion to $4.5 trillion.
When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider, among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions. Portfolio managers may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.
The fund is nondiversified. The fund is an actively managed, nontransparent exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. In lieu of publishing its portfolio contents (Actual Portfolio) daily, the fund publishes a proxy portfolio (Proxy Portfolio) each day and on its website. There is no minimum overlap required between the Actual Portfolio and the Proxy Portfolio.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in securities of large capitalization companies.
American Century Mid Cap Growth Impact ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The portfolio managers look for stocks of medium capitalization companies they believe will increase in value over time, using proprietary fundamental research. The initial research process begins by analyzing the United Nations Sustainable Development Goals (SDG) to identify companies that generate, or could generate, social and environmental impact alongside a financial return. SDGs are a collection of global goals set by the United Nations General Assembly—examples include: affordable and clean energy; decent work and economic growth; industry, innovation, and infrastructure; and responsible consumption and production. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. They generate an impact thesis—an assessment of current or projected SDG alignment in combination with a fundamental growth profile—for each security.
The portfolio managers may use commercial third-party mapping tools, frameworks provided by sustainable investing platforms, or internal research, which may include engaging with a company’s leadership, to create each security’s SDG impact thesis. To decide whether a security aligns with an SDG, the portfolio managers place the most emphasis on the impact created by the product or service its issuing company produces. This helps the portfolio managers to avoid impact washing—investing in a company that is not truly advancing any of the SDGs, but is attempting to present itself as though it is (i.e., a company with a poor environmental track record touting that it will convert all of its delivery vehicles to clean burning natural gas, or a company with documented human rights abuses publicizing the diversity of its board of directors). While some securities in the fund’s portfolio may align with more than one SDG, to be eligible for selection by the portfolio managers, it is only necessary that a security aligns with one SDG. The fund does not prioritize any SDG over another, and so long as each security maps to at least one SDG, there is no minimum number of SDGs that must be represented in the portfolio.
When evaluating a security’s potential for financial return, portfolio managers seek companies with attractive returns on invested capital that are demonstrating or expected to demonstrate long-term business improvement. Analytical indicators helping to identify or forecast signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. This analysis supports the portfolio managers’ decisions to buy or hold the stocks of companies that meet their selection criteria and sell the stocks of companies whose characteristics no longer meet their criteria.
The fund will invest principally in exchange-traded common stocks. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of medium capitalization companies that the portfolio managers believe will create impact by aligning with at least one of the SDGs, as described above. The portfolio managers consider medium capitalization companies to include those whose market capitalizations at the time of purchase are within the total capitalization range of the Russell Midcap® Growth Index. Though market capitalizations will change from time to time, as of September 30, 2025, the fund considers companies with market capitalizations between $1.1 billion and $127.2 billion to be medium capitalization companies. The fund may purchase securities of small and large capitalization companies as well. The fund is nondiversified and normally invests in a relatively limited number of companies, generally 20–40 securities.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.
When deciding whether to buy or sell a security, and how and when to implement a trade, portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.
The fund is an actively managed, nontransparent exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. In lieu of publishing its portfolio contents (Actual Portfolio) daily, the fund publishes a proxy portfolio (Proxy Portfolio) each day and on its website. There is no minimum overlap required between the Actual Portfolio and the Proxy Portfolio.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of medium capitalization companies that the portfolio managers believe will create impact by aligning with at least one of the SDGs, as described above.